Basis for Preparation	9 Months Ended
Sep. 30, 2023
Basis for Preparation
Disclosure of basis of preparation of financial statements [text block]	Basis for preparation
a.Compliance statement
The unaudited condensed consolidated interim financial statements of the Group have been prepared in accordance with IAS 34 - Interim Financial Reporting as issued by the International Accounting Standards Board (IASB).
These unaudited condensed consolidated interim financial statements have been prepared using the basis for preparation and accounting policies consistent with those adopted in the preparation of the consolidated financial statements as of December 31, 2022 and 2021 and for each of the years in the three-year period ended December 31, 2022 (“latest annual financial statements”). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS.
However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the latest annual financial statements.
These unaudited condensed consolidated interim financial statements were approved by the Board of Director’s meeting on January 16, 2024.
b.Functional and presentation currency
These unaudited condensed consolidated interim financial statements are presented in Brazilian reais (BRL or R$). The functional currency of the Group’s companies is shown in note 4a. All balances were rounded to the nearest thousand, unless otherwise indicated.
c.Use of estimates and judgments
In preparing these unaudited condensed consolidated interim financial statements, Management has made judgments, estimates and assumptions that affect the application of the accounting policies of the Group and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from such estimates. Estimates and assumptions are reviewed on an ongoing basis. Adjustments, if any, related to changes in estimates are recognized prospectively.

The significant judgments made by management during the application of the Group’s accounting policies and the main sources of estimation uncertainty are materially the same as those described in the latest annual financial statements.